CITIFUNDS(R)
---------


Premium
Liquid
Reserves

ANNUAL REPORT
AUGUST 31, 2000

CitiFunds

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INVESTMENT PRODUCTS:  NOT FDIC INSURED  o  NO BANK GUARANTEE  o   MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        6
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Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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Independent Auditors' Report                                                  12
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
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Statement of Assets and Liabilities                                           16
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Statement of Operations                                                       16
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Statement of Changes in Net Assets                                            17
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Financial Highlights                                                          17
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Notes to Financial Statements                                                 18
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Independent Auditors' Report                                                  20
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


LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     Robust economic growth, inflation concerns and rising interest rates helped produce higher yields for most money market instruments during the reporting period. This trend toward higher interest rates persisted through the summer of 2000, when evidence began to appear that the Federal Reserve Board's (the "Fed") restrictive monetary policies may have had a moderating effect on U.S. economic growth.

     In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

     This report reviews the Portfolio's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of
Citibank's   perspective  on  and  outlook  for  the  money  market   securities
marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     MONEY MARKET SECURITIES PROVIDED COMPETITIVE RETURNS AND A RELATIVELY SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds.

     The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

     BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE
RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

     IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period into the first quarter of 2000. This maturity strategy was designed to keep assets available for higher-yielding securities if interest rates rose. Subsequently, management began to gradually extend the Fund's average maturity to take advantage of higher yielding opportunities among money market instruments with moderately longer maturities.

     WHEN IT BECAME APPARENT TO THE MANAGERS IN FEBRUARY THAT MOST INVESTORS EXPECTED THE FED TO RAISE INTEREST RATES AGGRESSIVELY, MANAGEMENT MORE AGGRESSIVELY EXTENDED THE PORTFOLIO'S AVERAGE MATURITY TO BETWEEN 80 AND 89 DAYS IN ORDER TO LOCK IN PREVAILING YIELDS for as long as practical. Management generally maintained a long average maturity for the remainder of the reporting period.

     From a security selection perspective, management has sought to maintain a well-diversified asset mix. As of August 31, 2000, approximately 30.2% of the Fund's assets was invested in Yankee CDs, which are U.S. dollar-denominated certificates of deposit issued by foreign banks on management's approved credit list. In addition, about 2.2% of the Fund's assets was invested in short-term securities issued by U.S. government agencies. Because U.S. Treasury bill yields have been relatively unattractive over the past year very few of these securities are currently held in the Portfolio.

     AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THE FED WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. In addition, management believes that recent labor strikes and U.S. census-related layoffs may keep inflationary pressures in check. Consequently, the managers expect that money market yields may eventually begin to decline from current levels. Of course, management will adjust its strategies as economic and market conditions change.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
May 3, 1990                            o Lipper Taxable Money Market
                                         Funds Average
NET ASSETS AS OF 8/31/00               o iMoneyNet, Inc. (formerly
$997.8 million                           IBC Financial Data) 1st Tier Taxable
                                         Money Market Funds Average

* Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE

TOTAL RETURNS
                                                     ONE      FIVE       TEN
ALL PERIODS ENDED AUGUST 31, 2000                    YEAR     YEARS*     YEARS*
--------------------------------------------------------------------------------
CitiFunds Premium Liquid Reserves                   5.80%     5.41%      5.05%+
Lipper Taxable Money Market Funds Average           5.32%     4.94%      4.66%
iMoneyNet, Inc.
 (formerly IBC Financial Data) 1st Tier
  Taxable Money Market Funds Average                5.42%     5.06%      4.68%+

* Average Annual Total Return
+ From 4/30/90

7-DAY YIELDS
Annualized Current  6.30%
Effective           6.50%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, the Fund paid $0.05653 per share to shareholders from net investment income. For such period 1.4% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS PREMIUM LIQUID RESERVES VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds Report(TM), for the one year period. [Table below represents line chart in its printed piece]

[The data below is representative of a chart in the printed piece]

              CitiFunds Premium            iMoneyNet, Inc. 1st Tier Taxable
              Liquid Reserves              Money Market Funds Average
--------------------------------------------------------------------------------
              4.86                         4.48
9/7/99        5                            4.58
9/14/99       5                            4.6
9/21/99       5.05                         4.63
9/28/99       5.06                         4.65
10/5/99       5.1                          4.67
10/12/99      5.07                         4.7
10/19/99      5.11                         4.73
10/26/99      5.12                         4.76
11/2/99       5.21                         4.8
11/9/99       5.2                          4.8
11/16/99      5.26                         4.86
11/23/99      5.33                         4.91
11/30/99      5.4                          4.97
12/7/99       5.38                         5
12/14/99      5.39                         5.06
12/21/99      5.42                         5.12
12/28/99      5.4                          5.15
1/4/00        5.28                         5.05
1/11/00       5.4                          5.15
1/18/00       5.42                         5.13
1/25/00       5.41                         5.1
2/1/00        5.42                         5.11
2/8/00        5.41                         5.12
2/15/00       5.46                         5.16
2/22/00       5.48                         5.16
2/29/00       5.51                         5.19
3/7/00        5.53                         5.18
3/14/00       5.54                         5.2
3/21/00       5.57                         5.23
3/28/00       5.67                         5.29
4/4/00        5.68                         5.35
4/11/00       5.68                         5.35
4/18/00       5.72                         5.37
4/25/00       5.71                         5.39
5/2/00        5.77                         5.39
5/9/00        5.76                         5.42
5/16/00       5.84                         5.48
5/23/00       6                            5.61
5/30/00       6.07                         5.69
6/6/00        6.11                         5.73
6/13/00       6.12                         5.78
6/20/00       6.17                         5.81
6/27/00       6.19                         5.85
7/4/00        6.32                         5.91
7/11/00       6.23                         5.87
7/18/00       6.23                         5.89
7/25/00       6.25                         5.9
8/1/00        6.27                         5.91
8/8/00        6.22                         5.9
8/15/00       6.25                         5.92
8/22/00       6.25                         5.9
8/29/00       6.29                         5.91


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $  999,929,645
Receivables for shares of beneficial interest sold                     1,982,195
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    Total assets                                                   1,001,911,840
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LIABILITIES:
Dividends payable                                                      2,846,487
Payable for shares of beneficial interest repurchased                    875,700
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)         89,074
Accrued expenses and other liabilities                                   272,300
--------------------------------------------------------------------------------
  Total liabilities                                                    4,083,561
--------------------------------------------------------------------------------
NET ASSETS for 997,828,279 shares of beneficial interest
  outstanding                                                     $  997,828,279
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $  997,828,279
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio               $58,966,466
Allocated expenses from Cash Reserves Portfolio      (969,547)
--------------------------------------------------------------------------------
                                                                    $57,996,919
EXPENSES:
Administrative fees (Note 3A)                       3,387,235
Shareholder Servicing Agents' fees (Note 3B)          967,782
Distribution fees (Note 4)                            967,782
Registration fees                                      55,171
Legal fees                                             24,162
Custody and fund accounting fees                       19,534
Shareholder reports                                    17,948
Trustees' fees                                         17,846
Transfer agent fees                                    12,382
Audit fees                                             11,230
Miscellaneous                                           4,580
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  Total expenses                                    5,485,652
Less aggregate amount waived or assumed by
  Administrator and Distributor (Notes 3A and 4)    2,586,740)
--------------------------------------------------------------------------------
  Net expenses                                                         2,898,912
--------------------------------------------------------------------------------
Net investment income                                                $55,098,007
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR ENDED AUGUST 31,
                                             ----------------------------------
                                                       2000             1999
===============================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2)                    $    55,098,007    $    37,972,067
===============================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                   4,499,800,089      4,282,425,929
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                       26,023,223         17,030,134
Cost of shares repurchased                    (4,323,319,287)    (4,115,401,408)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       202,504,025        184,054,655
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              795,324,254        611,269,599
-------------------------------------------------------------------------------
End of period                                $   997,828,279    $   795,324,254
===============================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                             YEAR ENDED AUGUST 31,
                                 ----------------------------------------------------------------------
                                     2000           1999            1998             1997          1996
=======================================================================================================
Net Asset Value, beginning
 of period                       $1.00000       $1.00000        $1.00000         $1.00000      $1.00000
Net investment income             0.05653        0.04836         0.05348          0.05240       0.05322
Less dividends from net
 investment income               (0.05653)      (0.04836)       (0.05348)        (0.05240)     (0.05322)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000       $1.00000        $1.00000         $1.00000      $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                 $997,828       $795,324        $611,270         $387,910      $380,303
Ratio of expenses to average
 net assets+                        0.40%          0.40%           0.40%            0.40%         0.40%
Ratio of net investment income
 to average net assets+             5.69%          4.84%           5.39%            5.25%         5.35%
Total return.                       5.80%          4.94%           5.48%            5.37%         5.45%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                       $0.05274       $0.04457        $0.04950         $0.04833      $0.04911
RATIOS:
Expenses to average net assets+     0.79%          0.79%           0.80%            0.81%         0.82%
Net investment income to
 average net assets+                5.30%          4.45%           4.99%            4.84%         4.93%
=======================================================================================================
+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements.

8

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (7.0% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Fund expenses to 0.40%, inclusive of Portfolio allocated expenses.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $3,387,235 of which $1,618,958 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent periodically receives fees from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. Shareholder Servicing Agent fees amounted to $967,782 for the year ended August 31, 2000.

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $967,782 all of which was voluntarily waived for the year ended August 31, 2000. The Distributor voluntarily agreed to assume all distribution expenses through August 31, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $2,996,573,821 and $2,852,528,512, respectively, for the year ended August 31, 2000.

CITIFUNDS PREMIUM LIQUID RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS PREMIUM TRUST (THE TRUST) AND THE SHAREHOLDERS OF CITIFUNDS PREMIUM LIQUID RESERVES:

     In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Premium Liquid Reserves (the "Fund"), a series of CitiFunds Premium Trust, at August 31, 2000 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                August 31, 2000

                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
------------------------------------------------------------------------
ASSET BACKED -- 9.1%
------------------------------------------------------------------------
Lincs-Ser,*
  6.63% due 7/07/01                             $100,000   $  99,991,260
Restructured Asset Securities,*
  6.64% due 6/22/01                               65,000      65,000,000
Steers,
  6.86% due 10/02/00                             365,000     365,028,521
Strategic Money Market Trust Receipts,*
  6.78% due 9/13/00                              350,000     350,001,796
  6.64% due 12/13/00                             320,000     320,000,000
Strats Trust,
  6.65% due 8/20/01                              100,000     100,000,000
                                                         ---------------
                                                           1,300,021,577
                                                         ---------------
BANK NOTES -- 3.9%
------------------------------------------------------------------------
BankAmerica,
  6.46% due 11/09/00                             100,000     100,000,000
  6.48% due 11/20/00                              50,000      50,000,000
  6.90% due 12/13/00                             100,000     100,000,000
  6.93% due 1/16/01                              100,000     100,000,000
  6.98% due 3/30/01                              110,000     110,000,000
  7.18% due 6/14/01                              100,000     100,000,000
                                                         ---------------
                                                             560,000,000
                                                         ---------------
CERTIFICATES OF DEPOSIT (EURO) -- 9.3%
------------------------------------------------------------------------
Bayerische Hypo,
  6.52% due 12/28/00                             173,000     172,905,328
Commerzbank,
  6.88% due 4/30/01                              110,000     109,986,240
Credit Agricole
  Indosuez,
  7.00% due 7/09/01                              100,000     100,000,000
  6.89% due 8/24/01                              100,000      99,976,832
Credit Suisse First
  Boston, 6.78% due 10/02/00                     100,000     100,007,905
Landesbank Hessen Thuringen,
  7.01% due 11/24/00                              57,000      57,001,521
Merrill Lynch & Co. Inc.,
  6.67% due 3/02/01                              500,000     499,950,137
Morgan Stanley Dean Witter Discover,
  6.69% due 3/16/01                              200,000     200,000,000
                                                         ---------------
                                                           1,339,827,963
                                                         ---------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 30.2%
------------------------------------------------------------------------
Abbey National
  Treasury Services,*
  6.46% due 12/28/00                              89,000      88,988,273
  6.51% due 12/28/00                             100,000      00,018,313
  6.92% due 4/24/01                              200,000     200,000,000
  7.09% due 5/03/01                              150,000     150,009,486
Bank Austria,
  5.93% due 9/07/00                              100,000      99,999,214
  6.71% due 2/12/01                              135,000     134,976,984
Bank of Nova Scotia,
  6.71% due 2/05/01                              150,000     149,975,518
  6.74% due 2/16/0                               140,000      40,007,427
Bayerische Landesbank,
  5.86% due 9/27/00                               94,000      93,995,838
  6.77% due 2/22/01                               62,000      62,000,199
  6.55% due 6/04/01                              135,000     134,954,653
Bear Stearns Cos. Inc.,
  6.75% due 2/20/01                              250,000     250,000,000
Branch Bank & Trust,
  6.68% due 2/16/01                              300,000     299,946,364
Commerzbank,
  6.67% due 3/01/01                              100,000      99,976,469
  6.80% due 4/17/01                               80,175      80,189,255
  7.17% due 6/28/01                              150,000     149,959,226
  7.15% due 6/29/01                              125,000     125,106,330
  6.88% due 8/10/01                              100,000      99,977,738
Credit Suisse
  First Boston,
  6.75% due 3/05/01                              250,000     249,974,796
Deutsche Bank,
  6.20% due 10/18/00                             100,000      99,993,862
  6.45% due 1/08/01                              100,000      99,983,197
  6.89% due 8/20/01                              167,000     166,954,111
Dexia Bank,
  6.98% due 7/18/0                               155,000      55,006,000
Dresdner Bank,
  7.12% due 6/18/01                              100,000      99,984,982
Giro Funding
  U.S. Corp.,
  6.54% due 2/21/01                              103,727     100,467,033
Nord Deutsche Landesbank,
  6.28% due 9/01/00                               50,000      50,000,000
Rabobank Nederland,
  6.13% due 10/31/00                              50,000      49,489,583
  6.47% due 1/18/01                              100,000      99,981,895
  6.52% due 1/25/01                              140,000     139,973,389
  6.85% due 4/06/01                              100,000      99,983,095
  7.18% due 6/13/0                               150,000      49,987,090

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                     August 31, 2000

                                            PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)    VALUE
------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- (CONT'D)
------------------------------------------------------------------------
Societe Generale,
  6.56% due 1/16/01                              108,000  $  107,980,750
  6.80% due 4/10/0                               150,000      49,994,258
  6.81% due 4/17/0                               150,000      50,008,132
  6.75% due 4/18/01                              110,000     109,979,522
Toronto Dominion
  Bank,
  6.71% due 2/07/0                               190,000      89,990,686
UBS AG Stamford,
  5.93% due 10/02/00                              50,000      49,980,604
  6.24% due 12/06/00                              50,000      49,990,603
  6.23% due 12/07/00                             120,000     119,980,247
                                                         ---------------
                                                           4,349,765,122
                                                         ---------------
COMMERCIAL PAPER -- 30.8%
------------------------------------------------------------------------
ABN-Amro Bank,
  6.03% due 10/10/00                             100,000      99,346,750
Associates Corp.
  North America,
  6.66% due 9/01/00                              200,000     200,000,000
Associates First
  Capital Corp.,
  6.66% due 9/01/00                              110,000     110,000,000
BankAmerica Corp.,
  6.18% due 11/22/00                             100,000      98,592,333
Brahms Funding Corp.,
  6.64% due 9/22/00                              105,000     104,593,178
  6.61% due 10/25/00                             350,000     346,529,750
British Telecommunications Plc.,
  6.68% due 11/08/00                              97,500      96,269,767
  6.69% due 11/08/00                              50,000      49,368,167
  6.18% due 11/17/00                             100,000      98,678,166
  6.30% due 12/15/00                              60,000      58,897,500
  6.32% due 12/18/00                              50,000      49,052,000
Cregem North
  America Inc.,
  5.99% due 10/10/00                             100,000      99,351,083
Den Danske Bank,
  6.03% due 10/10/00                              50,000      49,673,375
Four Winds
  Funding Corp.,
  6.52% due 9/11/00                              147,550     147,282,771
  6.52% due 9/15/00                              100,000      99,746,444
General Electric
  Capital Corp.,
  6.52% due 2/02/01                              150,000     145,816,333
Goldman Sachs Corp.,
  6.81% due 9/14/00                              300,000     300,000,000
International Nederland,
  6.18% due 11/17/00                             100,000      98,678,167
  6.39% due 12/26/00                             100,000      97,941,000
Lone Star,
  6.52% due 9/14/00                              252,845     252,249,691
Moat Funding,
  6.56% due 10/06/00                             275,000     273,246,111
Morgan Stanley Dean Witter Discover,
  6.68% due 11/24/00                             350,000     350,000,000
Moriarty Ltd.,
  6.10% due 9/06/00                              100,000      99,915,278
  6.67% due 11/22/00                              50,000      49,240,361
  6.77% due 11/22/00                              50,000      49,229,542
  6.54% due 2/16/01                              200,000     193,896,000
  6.55% due 2/28/01                              150,000     145,087,500
Santander Financial,
  6.65% due 12/13/00                             100,000      98,097,361
Sigma Finance Corp.,
  6.77% due 11/20/00                              90,000      88,647,000
  6.20% due 11/21/00                              75,000      73,954,593
  6.55% due 2/08/01                               38,000      36,893,778
  6.87% due 4/09/01                              100,000     100,000,000
Surrey Funding Corp.,
  6.53% due 9/18/00                              271,000     270,164,981
                                                         ---------------
                                                           4,430,438,980
                                                         ---------------
MEDIUM TERM NOTES -- 2.6%
------------------------------------------------------------------------
Abbey National
  Treasury Services,
  6.19% due 10/18/00                             100,000      99,992,635
E.I. Du Pont
  de Nemours & Co.,
  6.69% due 3/13/01                               53,000      53,000,000
Credit Suisse
  First Boston,
  6.66% due 5/10/01                              225,000     224,984,527
                                                         ---------------
                                                             377,977,162
                                                         ---------------
TIME DEPOSITS -- 10.8%
------------------------------------------------------------------------
Barclays Bank Plc.,
  6.63% due 9/01/00                              394,171     394,171,000
Branch Bank & Trust,
  6.63% due 9/01/00                              200,000     200,000,000
Harris Trust &Savings,
  6.66% due 9/01/00                              242,218     242,218,000
Key Bank National Association,
  6.63% due 9/01/00                              150,000     150,000,000
Societe Generale,
  6.66% due 9/01/00                               66,000      66,000,000
Suntrust Grand
  Cayman,
  6.63% due 9/01/00                              500,000     500,000,000
                                                         ---------------
                                                           1,552,389,000
                                                         ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS
                                                         August 31, 2000

                                            PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)        VALUE
------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY -- 1.5%
------------------------------------------------------------------------
Federal Home
  Loan Bank,
  5.97% due 12/01/00                            $100,000 $    99,964,445
Federal Home Loan
  Bank Consumer
  Discount Notes,
  6.45% due 7/09/01                              100,000      94,427,917
Federal Home
  Loan Mortgage
  Discount Notes,
  6.84% due 7/25/01                               20,000      19,995,054
                                                         ---------------
                                                             214,387,416
                                                         ---------------
UNITED STATES TREASURY BILLS -- 0.7%
------------------------------------------------------------------------
United States Treasury Bills,
  5.21% due 11/09/00                              15,000      14,850,213
  5.28% due 11/09/00                              30,000      29,696,400
  5.62% due 11/09/00                              60,000      59,389,062
                                                             -----------
                                                             103,935,675
                                                             -----------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                98.9%  14,228,742,895
OTHER ASSETS,
  LESS LIABILITIES                                  1.1      163,597,739
                                                  -----   --------------
NET ASSETS                                        100.0% $14,392,340,634
                                                  =====  ===============
* Variable interest rate -- subject to periodic change.
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $14,228,742,895
Cash                                                                         278
Interest receivable                                                  164,714,620
--------------------------------------------------------------------------------
  Total assets                                                    14,393,457,793
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate--Investment Advisory fee (Note 2A)                  875,881
Accrued expenses and other liabilities                                   241,278
--------------------------------------------------------------------------------
  Total liabilities                                                    1,117,159
--------------------------------------------------------------------------------
NET ASSETS                                                       $14,392,340,634
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $14,392,340,634
================================================================================





CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1B)                                           $897,863,487

EXPENSES:
Investment Advisory fees (Note 2A)                   $ 22,344,495
Administrative fees (Note 2B)                           7,448,165
Custody and fund accounting fees                        3,354,601
Trustees' fees                                             75,590
Audit fees                                                 40,770
Legal fees                                                 32,452
Other                                                      49,563
--------------------------------------------------------------------------------
  Total expenses                                       33,345,636
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)                (18,433,019)
Less fees paid indirectly (Note 1F)                        (8,375)
--------------------------------------------------------------------------------
  Net expenses                                                        14,904,242
--------------------------------------------------------------------------------
Net investment income                                               $882,959,245
================================================================================
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                  YEAR ENDED AUGUST 31,
                                         --------------------------------------
                                              2000                 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                    $   882,959,245       $   628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions               58,289,540,600        47,581,662,450
Value of withdrawals                     (59,709,503,859)      (42,086,666,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                    (1,419,963,259)        5,494,995,928
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (537,004,014)        6,123,435,032
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                       14,929,344,648         8,805,909,616
--------------------------------------------------------------------------------
End of period                            $14,392,340,634       $14,929,344,648
================================================================================




CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED AUGUST 31,
                                          ---------------------------------------------------------------------
                                                2000         1999          1998        1997            1996
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                 $14,392,341   $14,929,345    $8,805,910   $7,657,400      $4,442,187
Ratio of expenses to average
 net assets                                      0.10%         0.10%         0.10%        0.10%           0.10%
Ratio of net investment income
 to average net assets                           5.93%         5.13%         5.65%        5.57%           5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                   0.22%         0.22%         0.22%        0.23%           0.23%
Net investment income to
 average net assets                              5.81%         5.01%         5.53%        5.44%           5.50%
================================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

sure the value of cash deposited with the custodian by the Portfolio.This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $22,344,495 of which $10,984,854 was voluntarily waived for the year ended August 31, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $7,448,165, all of which were voluntarily waived for the year ended August 31, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $470,947,921,224 and $471,853,812,341, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario

October 12, 2000

TRUSTEES AND OFFICERS

Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT ADVISER
***TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Premium Liquid Reserves.

(C)2000 Citicorp    (recycle logo) Printed on recycled paper        CFA/PLR/800

CITIFUNDS(R)
------------

Premium U.S. Treasury Reserves

ANNUAL REPORT
AUGUST 31, 2000

CitiFunds

--------------------------------------------------------------------------------
INVESTMENT PRODUCTS:  NOT FDIC INSURED  o  NO BANK GUARANTEE  o   MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------


CITIFUNDS PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for most money market instruments, including U.S. Treasury bills, during the reporting period. A closer look suggests that most of the improvement in U.S. Treasury bill yields took place during the first eight months of the period. Between May and August, Treasury bill yields actually declined modestly, primarily in response to evidence that the Federal Reserve Board's (the "Fed") restrictive monetary policies were having a moderating effect on U.S. economic growth.

     In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

     This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

     Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK U.S.

     TREASURY BILLS PROVIDED POSITIVE RETURNS AND A SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds. This market volatility, which included a sharp correction in formerly high-flying technology stocks, helped create a flight to quality among many investors.

     This increase in demand for high-quality money market securities, combined with early signs of slower economic growth and an absence of new-issue Cash Management bills, caused U.S. Treasury bill yields to decline between May and August 2000. As a result, U.S. Treasury bill yields ended the reporting period at relatively low levels compared to other taxable money market instruments.

     The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these positive economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

     BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE
RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

     IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period through the second quarter of 2000. This strategy was designed to keep assets available for higher yielding securities should interest rates rise. When it became apparent that Treasury bill yields had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical. Management subsequently reduced the Portfolio's average maturity in anticipation of the issuance of Cash Management bills, scheduled for late August. As of August 31, 2000, the Portfolio's average maturity was 50 days, which is somewhat shorter than the Portfolio's maximum average maturity of 60 days.

     AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Consequently, management expects that short-term bond yields will eventually begin to decline from current levels. Management is prepared to extend the Fund's average maturity if and when this occurs. Of course, management will adjust its strategies if economic and market conditions change.

FUND FACTS

FUND  OBJECTIVE

To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citibank, N.A

COMMENCEMENT OF OPERATIONS              BENCHMARK*
March 1, 1991                           o Lipper S&P AAA rated U.S.
                                          Treasury Money Market
                                          Funds Average

                                        o iMoneyNet, Inc.
                                          (formerly IBC Financial Data)
NET ASSETS AS OF 8/31/00                  100% U.S. Treasury Rated Money
$340.4 million                            Market Funds Average



*    The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

FUND PERFORMANCE
TOTAL RETURNS
                                                                     Since
                                                                    March 1,
                                                   One      Five      1991
All Periods Ending August 31, 2000                Year      Years*  Inception*
===============================================================================
CitiFunds Premium U.S. Treasury Reserves          5.17%     4.84%     4.45%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average                      5.13%     4.78%     4.35%+
iMoneyNet, Inc. (formerly IBC Financial Data)
  100% U.S. Treasury Rated Money Market
  Funds Average                                   4.94%     4.64%     4.33%+

*Average Annual Total Return
+From 2/28/91

7-Day Yields
Annualized Current              5.63%
Effective                       5.79%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000 the Fund paid $0.05049 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2000
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $341,652,067
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        953,534
Payable for shares of beneficial interest repurchased                    115,000
Payable to affiliate--Shareholder servicing agents'fees (Note 3B)         27,893
Accrued expenses and other liabilities                                   122,439
--------------------------------------------------------------------------------
  Total liabilities                                                    1,218,866
--------------------------------------------------------------------------------
NET ASSETS For 340,433,201 shares of beneficial interest
  outstanding                                                       $340,433,201
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $340,433,201
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

For the Year Ended August 31, 2000
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio       $16,441,361
Allocated expenses from U.S. Treasury Reserves
  Portfolio                                           (296,466)
--------------------------------------------------------------------------------
                                                                     $16,144,895
EXPENSES:
Administrative fees (Note 3A)                        1,032,472
Shareholder Servicing Agents' fees (Note 3B)           294,992
Distribution fees (Note 4)                             294,992
Registration fees                                       28,480
Legal fees                                              20,733
Custody and fund accounting fees                        20,356
Audit fees                                              17,492
Transfer agent fees                                     12,000
Shareholder Reports                                     11,887
Trustees' fees                                           6,670
Miscellaneous                                           22,573
--------------------------------------------------------------------------------
  Total expenses                                     1,762,647
Less aggregate amounts waived by
  Administrator and Distributor (Notes 3A and 4)      (726,798)
--------------------------------------------------------------------------------
  Net expenses                                                         1,035,849
--------------------------------------------------------------------------------
Net investment income                                                $15,109,046
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   Year Ended August 31,
                                                 -------------------------
                                                  2000               1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
  dividends to shareholders (Note 2)              $ 15,109,046     $ 11,207,763
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                       862,592,924      570,585,556
Net asset value of shares issued to shareholders
  from reinvestment of dividends                     5,637,088        6,647,364
Cost of shares repurchased                        (765,316,679)    (665,450,936)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              102,913,333      (88,218,016)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                237,519,868      325,737,884
--------------------------------------------------------------------------------
End of period                                    $ 340,433,201    $ 237,519,868
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                     2000           1999            1998             1997          1996
=======================================================================================================
Net Asset Value, beginning
  of period                      $1.00000       $1.00000        $1.00000         $1.00000      $1.00000
Net investment income             0.05049        0.04195         0.04802          0.04794       0.04851
Less dividends from net
  investment income              (0.05049)      (0.04195)       (0.04802)        (0.04794)     (0.04851)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000       $1.00000        $1.00000         $1.00000      $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $340,433       $237,520        $325,738         $239,441      $235,271
Ratio of expenses to
  average net assets+               0.45%          0.45%           0.45%            0.45%         0.45%
Ratio of net investment income
  to average net assets+            5.12%          4.21%           4.81%            4.80%         4.88%
Total return                        5.17%          4.28%           4.91%            4.90%         4.96%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                      $0.04678       $0.03836        $0.04433         $0.04414      $0.04463

RATIOS:
Expenses to average net assets+     0.83%          0.81%           0.82%            0.83%         0.85%
Net investment income to
  average net assets+               4.74%          3.85%           4.44%            4.42%         4.49%
=======================================================================================================

+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (25.8% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust"s Administrator and Distributor. Citibank also serves as
Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative
Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Fund expenses to 0.45%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,032,472, of which $431,806 was voluntarily waived for the year ended August 31, 2000.
Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $294,992 for the year ended August 31, 2000.

4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $294,992, all of which was voluntarily waived for the year ended August 31, 2000. The Distributor has voluntarily agreed to assume all distribution expenses through August 31, 2000.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,230,447,024 and $1,142,873,255, respectively, for the year ended August 31, 2000.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS PREMIUM U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of CitiFunds Premium U.S. Treasury Reserves, a separate series of CitiFunds Premium Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Premium U.S. Treasury Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

U.S TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2000


                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
-------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
-------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/14/00                                       $80,000     $    79,836,561
  due 9/21/00                                        96,601          96,292,622
  due 9/28/00                                       222,426         221,438,693
  due 10/05/00                                      197,894         196,795,914
  due 10/26/00                                      262,430         260,028,976
  due 11/02/00                                      113,078         111,898,507
  due 11/09/00                                      239,856         237,061,552
  due 11/30/00                                      123,346         121,478,030
                                                                 --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                    100.0%     1,324,830,855
OTHER ASSETS,
  LESS LIABILITIES                                      0.0            (142,567)
                                                    -------      --------------
NET ASSETS                                            100.0%     $1,324,688,288
                                                    =======      ==============
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,324,830,855
Cash                                                                         292
--------------------------------------------------------------------------------
 Total asset                                                       1,324,831,147
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 89,641
Accrued expenses and other liabilities                                    53,218
--------------------------------------------------------------------------------
 Total liabilities                                                       142,859
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,324,688,288
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,324,688,288
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES POrtfolio
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B)                                          $68,115,709

EXPENSES:
Investment Advisory fees (Note 2A)                    $ 1,855,394
Administrative fees (Note 2B)                             618,465
Custody and fund accounting fees                          284,473
Legal fees                                                 32,160
Audit fees                                                 21,500
Trustees' fees                                             15,733
Miscellaneous                                              24,986
--------------------------------------------------------------------------------
 Total expenses                                         2,852,711
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,615,405)
Less fees paid indirectly (Note 1D)                           (21)
--------------------------------------------------------------------------------
 Net expenses                                                          1,237,285
--------------------------------------------------------------------------------
Net investment income                                                $66,878,424
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                   YEAR ENDED AUGUST 31,
                                         ---------------------------------------
                                                   2000                  1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                          $ 66,878,424        $ 40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   4,524,590,945       3,426,724,559
Value of withdrawals                         (4,455,407,592)     (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                   69,183,353         236,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      136,061,777         276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           1,188,626,511         911,844,595
--------------------------------------------------------------------------------
End of period                               $ 1,324,688,288     $ 1,188,626,511
================================================================================

See notes to financial statements.

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS




                                                   YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------
                                     2000             1999          1998       1997      1996
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                 $1,324,688      $1,188,627    $911,845    $907,910   $767,804
Ratio of expenses to
  average net assets                   0.10%           0.10%       0.10%       0.10%      0.10%
Ratio of net investment income
  to average net assets                5.41%           4.55%       5.14%       5.15%      5.20%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.23%           0.23%       0.23%       0.24%      0.25%
Net investment income to
  average net assets                   5.28%           4.42%       5.01%       5.01%      5.05%
=================================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,855,394 of which $996,940 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $618,465, all of which was contractually waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,785,486,816 and $9,712,033,716, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $3,755. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*


  *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT ADVISER
***TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================
This report is prepared for the information of shareholders of CitiFunds Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Premium U.S. Treasury Reserves.

(C)2000 Citicorp   (recycle logo) Printed on recycled paper         CFA/PUS/800